Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)(4)	NAREIT Health Care Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted Normalized FFO Per Share ($)((7)(8)

2023	8,219,499	12,212,423	3,259,707	4,361,230	73.54	94.40	13.8	1.3772

2022	6,652,517	7,288,778	2,414,421	2,550,429	58.25	81.59	-77.6	1.5363

2021	6,091,584	1,132,584	1,741,895	447,643	63.45	104.85	-113.3	1.6167

2020	5,455,333	3,045,161	2,119,717	1,172,025	81.40	90.14	138.4	1.820

(1)	Reflects compensation amounts reported in the Summary Compensation Table for our Chair and Chief Executive Officer, Richard K. Matros, for the respective years shown.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our Chair and Chief Executive Officer and the average of non-Chief
Executive Officer Named Executive Officers, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	2020		2021		2022		2023
Adjustments	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)

Reported Summary Compensation Table Total	5,455,333	2,119,717	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,517,458)	(1,407,392)	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,409,048	1,071,410	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	332,495	–	193,896	–	74,929	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,297,659)	(458,766)	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,004,103)	(485,439)	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(2,410,172)	(947,692)	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523

COMPENSATION ACTUALLY PAID	3,045,161	1,172,025	1,132,584	447,643	7,288,778	2,550,429	12,212,423	4,361,230

(3)	The following are our non-Chief Executive Officer Na me d Executive Officers for each of the years reflected in the table above:

2023: Talya Nevo-Hacohen and Michael L. Costa
2022: Talya Nevo-Hacohen and Michael L. Costa
2021: Talya Nevo-Hacohen, Michael L. Costa and Harold Andrews
2020: Talya Nevo-Hacohen and Harold Andrews

(4)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount o
f di
vidends for the measurement period, assuming dividend reinvestment, and the difference between Sabra’s share price at the end and the beginning of the measurement period by Sabra’s share price at the beginning of the measurement period.

(5)	Peer group used for this purpose is the following published industry index: Nareit Health Care Property Sector Total Return Index.

(6)	The dollar amounts reported represent the amount of net income in millions reflected in the Company’s audited financial statements for the applicable year.

(7)
Financial Performance Measures. Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2023, to Sabra’s performance:

Adjusted Normalized FFO Per Share
Total Shareholder Return

(8)
Below are graphs showing the relationship of “c
o
mpensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2020, 2021, 2022 and 2023 to (1) TSR of both Sabra and the Nareit He alt
h Care Pro
p
erty Sector Total Retu
rn
Index, (2) Sabra’s net income and (3) Sabra’s adjusted normalized FFO per s ha
re.

Company Selected Measure Name	Adjusted Normalized FFO Per Share
Named Executive Officers, Footnote
(3)	The following are our non-Chief Executive Officer Na me d Executive Officers for each of the years reflected in the table above:

2023: Talya Nevo-Hacohen and Michael L. Costa
2022: Talya Nevo-Hacohen and Michael L. Costa
2021: Talya Nevo-Hacohen, Michael L. Costa and Harold Andrews
2020: Talya Nevo-Hacohen and Harold Andrews

Peer Group Issuers, Footnote	Peer group used for this purpose is the following published industry index: Nareit Health Care Property Sector Total Return Index.
PEO Total Compensation Amount	$ 8,219,499	$ 6,652,517	$ 6,091,584	$ 5,455,333
PEO Actually Paid Compensation Amount	$ 12,212,423	7,288,778	1,132,584	3,045,161
Adjustment To PEO Compensation, Footnote

	2020		2021		2022		2023
Adjustments	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)

Reported Summary Compensation Table Total	5,455,333	2,119,717	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,517,458)	(1,407,392)	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,409,048	1,071,410	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	332,495	–	193,896	–	74,929	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,297,659)	(458,766)	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,004,103)	(485,439)	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(2,410,172)	(947,692)	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523

COMPENSATION ACTUALLY PAID	3,045,161	1,172,025	1,132,584	447,643	7,288,778	2,550,429	12,212,423	4,361,230

Non-PEO NEO Average Total Compensation Amount	$ 3,259,707	2,414,421	1,741,895	2,119,717
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,361,230	2,550,429	447,643	1,172,025
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022		2023
Adjustments	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)

Reported Summary Compensation Table Total	5,455,333	2,119,717	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,517,458)	(1,407,392)	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,409,048	1,071,410	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	332,495	–	193,896	–	74,929	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,297,659)	(458,766)	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,004,103)	(485,439)	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(2,410,172)	(947,692)	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523

COMPENSATION ACTUALLY PAID	3,045,161	1,172,025	1,132,584	447,643	7,288,778	2,550,429	12,212,423	4,361,230

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(7)
Financial Performance Measures. Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2023, to Sabra’s performance:

Adjusted Normalized FFO Per Share
Total Shareholder Return

Total Shareholder Return Amount	$ 73.54	58.25	63.45	81.4
Peer Group Total Shareholder Return Amount	94.4	81.59	104.85	90.14
Net Income (Loss)	$ 13,800,000	$ (77,600,000)	$ (113,300,000)	$ 138,400,000
Company Selected Measure Amount	1.3772	1.5363	1.6167	1.82
PEO Name	Richard K. Matros
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Normalized FFO Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,519,499)	$ (4,129,117)	$ (4,047,334)	$ (3,517,458)
PEO | Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,467,554	4,071,408	3,790,585	3,409,048
PEO | Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,237,237	629,203	(2,169,499)	(1,297,659)
PEO | Awards Granted During Prior Fy That Vested During Applicable Fy, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	807,631	64,767	(2,532,752)	(1,004,103)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,992,923	636,261	(4,959,000)	(2,410,172)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,506,507)	(1,352,381)	(977,678)	(1,407,392)
Non-PEO NEO | Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End, Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,489,191	1,241,284	681,645	1,071,410
Non-PEO NEO | Fair Value Of Awards Granted During Applicable Fy That Vested During Applicable Fy, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		74,929	193,896	332,495
Non-PEO NEO | Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	923,533	159,830	(533,341)	(458,766)
Non-PEO NEO | Awards Granted During Prior Fy That Vested During Applicable Fy, Determined Based On Change In Asc 718 Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,306	12,346	(658,774)	(485,439)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,101,523	$ 136,008	$ (1,294,252)	$ (947,692)